FINANCIAL LIABILITY	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
FINANCIAL LIABILITY

NOTE 8 – FINANCIAL LIABILITY

	December 31, 2024	December 31, 2023	December 31, 2022
Convertible note payable, net of debt issuance costs	-	-	$52,143
Warrant liabilities, net of debt issuance costs	$578,928	$482,219	$1,389,643

On January 21, 2022 (the “Initial Closing Date”), the Company closed an initial $5,000,000 tranche (the “First Tranche”) of a total then anticipated $7,000,000 private placement with L1 Capital pursuant to the terms of a Securities Purchase Agreement, dated January 21, 2022, between the Company and L1 Capital (the “Purchase Agreement”). In connection with the closing of the First Tranche, the Company issued to the L1 Capital (i) a 6% Original Issuance Discount Senior Convertible Note in a principal amount of up to $7,000,000.00 (the “Note”) and (ii) a five-year Ordinary Share Purchase Warrant (the “Initial Warrant”) to purchase up to 383,620 ordinary shares at an exercise price of $6.00 per share, subject to adjustment. As of the date of the original Purchase Agreement, a second tranche (the “Second Tranche”) of funding under the Note in the amount of $2,000,000 (the “Second Tranche Amount”) was contemplated. The Note was subject to a deduction of a 6.0% original issuance discount. Except as upon an Event of Default (as defined in the Note), the Note did not bear interest.

Beginning 120 days after the Initial Closing Date, the Company was required to commence monthly installment payments of the Note through maturity (or 14 payments) (“Monthly Payments”), which Monthly Payments could be made, at the Company’s election, in cash or ordinary shares (or a combination of cash and ordinary shares), with such ordinary shares being issued at a valuation equal to the lesser of: (i) $6.00 per share or (ii) 90% of the average of the two lowest closing bid prices of the ordinary shares for the ten (10) consecutive trading days ending on the trading day immediately prior to the payment date, with a floor price of $1.20 per share. In addition, at any time following the date of effectiveness of a Registration Statement covering the applicable ordinary shares underlying the Note (such Registration Statement having been declared effective on June 1, 2022), the Note is convertible (in whole or in part), at the option of L1 Capital, into such number of fully paid and non-assessable ordinary shares determined by dividing (x) that portion of the outstanding principal amount of the Note that L1 Capital elects to convert by (y) $6.00 per share, which price was subject to adjustment as provided in the Note. Upon the occurrence of any Event of Default that has not been remedied, the Company would be obligated to pay to L1 Capital an amount equal to one hundred twenty percent (120%) of the outstanding principal amount of the Amended Note on the date on which the first Event of Default has occurred.

On March 4, 2022, the Company and L1 Capital entered into a First Amendment to the Purchase Agreement and an Amended and Restated Senior Convertible Promissory Note (the “Amended Note”) pursuant to which, among other items, Second Tranche Amount was increased from $2,000,000 to $5,000,000. Upon the funding of the Second Tranche Amount, L1 Capital was entitled to receive an additional five-year Ordinary Share Purchase Warrant (the “Second Warrant”) to purchase up to 383,620 ordinary shares at $6.00 per share (subject to adjustment).

On May 16, 2022, the Company executed and delivered to L1 Capital a Second Amended and Restated Senior Convertible Promissory Note which amends and restates the Amended Note in its entirety (the “Second Amended Note” and collectively with the Note and the Amended Note, the “Notes”). Among other matters, the Second Amended Note provided for an accelerated funding of the Second Tranche Amount, which was funded to the Company on May 23, 2022, at which time the Second Warrant was issued to L1 Capital.

Accounting for convertible notes

Adoption of ASU 2020-06

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). The update removes separation models for (i) convertible debt with a cash conversion feature and (ii) convertible instruments with a beneficial conversion feature. Under ASU 2020-06, these features will be combined with the host contract. ASU 2020-06 does not impact the accounting treatment for conversion features that are accounted for as a derivative under Topic 815. The update also requires the application of the if-converted method to be used for convertible instruments and the effect of potential share settlement be included in the diluted earnings per share calculation when an instrument may be settled in cash or shares. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The amendment is to be adopted through either a fully retrospective or modified retrospective method of transition, only at the beginning of an entity’s fiscal year. Early adoption is permitted. The Company has elected to adopt the standard as of January 1, 2022.

The Company evaluated the terms of its Notes with L1 Capital and concluded that the instrument does not require separation and that there were no other derivatives that required separation. The Company evaluated the embedded features of the Notes in accordance with ASC 815-15-25 and determined that the most significant feature is the equity-like conversion option, which is not clearly and closely related to the debt host instrument. The Company further determined it would not meet the definition of a derivative, and therefore not required to be bifurcated and separately measured at fair value. As a result, there is no equity component, and the Company recorded the Notes as a single liability within long-term debt on the accompanying consolidated balance sheet.

The Initial Warrant and the Second Warrant (collectively, the “Warrants”) were issued in connection with the Notes, and exercise of such Warrants are not contingent upon conversion of the Notes; therefore, proceeds were allocated first to the Warrants based on their fair value and the residual were allocated to the Notes.

The Company incurred debt issuance costs associated with the Notes in the amount of $811,000 in 2022, which were allocated to the Warrants based on assessed fair value of Warrants and residual proceeds allocated to Notes, compared to total proceeds received. Debt issuance costs associated with derivative warrant liabilities are expensed as incurred, presented as other expenses in the consolidated statements of operations. Offering costs associated with the Notes were charged as a direct deduction from the principal amount of the Notes. Debt issuance and offering costs are recorded as debt discount, which is amortized as interest expense over the term of the convertible debt instrument using the effective interest method.

With regards to the Second Tranche, due to the relatively high closing price of the ordinary shares on May 23, 2022 (the date of issuance of the Second Warrant), the fair value of Second Warrant of $4,833,325 exceeds the net proceeds received (see below for details on accounting for warrants). $133,325 of insurance loss was recognized and no residual proceeds were allocated to Notes. For the year end December 31, 2022, the total proceeds from both tranches of the Notes have supported oil well drilling of the K-27 and K-28 wells and working capital general corporate purposes.

During the year ended December 31, 2022, $9,900,000 of the total $10,000,000 principal amount of the Notes has been converted into ordinary shares at $6.00 per share at L1 Capital’s election. On July 21, 2023, the Company repaid the remaining $100,000 principal amount of the Notes to L1 Capital in cash. As of December 31, 2024 and 2023, the carrying value balance of the convertible note was $0.  The carrying value balance of the convertible notes was $52,143 as of December 31, 2022.

Convertible note	First Tranche	Second Tranche	Total
Initial recognition	$3,438,933	$-	$3,438,933
Amortization of insurance cost	358,155	288,095	$646,250
Conversion to ordinary shares	(3,797,088)	(235,952)	(4,033,040)
Balance as of December 31, 2022	$-	$52,143	$52,143

Amortization of insurance cost	-	47,857	47,857
Repayment	-	(100,000)	(100,000)
Balance as of December 31, 2023	$-	$-	$-
Balance as of December 31, 2024	-	-	-

Accounting for warrants

The Warrants were issued in conjunction with the convertible note by a separate contract, and legally detachable and separately transferrable. The Warrants were exercisable via “cashless” exercise if there is not an effective registration statement covering resale of the ordinary share under the Warrants. The exercise price per ordinary share under the Warrants was $6.00 and subject to certain adjustments which do not meet the criteria for equity treatment in accordance with the guidance contained in ASC 815-40-15-7E. Accordingly at initial recognition, the Company classifies such warrants as liabilities at their fair value. This warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the consolidated statements of operations.

The Company recognized $915,644 for warrant liabilities upon issuance of the Initial Warrant on January 24, 2022. The Company recognized $4,833,325 for warrant liabilities upon issuance of the Second Warrant on  May 23, 2022.

The Company utilizes the Black-Scholes option-pricing model to estimate the fair value of the Warrants at each reporting period since the Warrants are not actively traded. The estimated fair value of the Warrant liabilities is determined using Level 3 inputs in accordance with ASC 820, “Fair Value Measurement”. Inherent in the Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following reflects the inputs and assumptions used:

	January 24, 2022	May 23, 2022	December 31, 2022	December 31, 2023	December 31, 2024
Exercise price	$6.00	$6.00	$6.00	$6.00	$6.00
Share price	$3.64	$14.94	$4.66	$2.71	$2.78
Expected term from grant date (in years)	5.00	5.00	4.10 for Initial Warrant and 4.50 for Second Warrant	3.10 for Initial Warrant and 3.40 for Second Warrant	2.09 for initial Warrant and 2.44 for Second Warrant
Expected volatility	96.32%	95.90%	96.03%	82.40%	107.66% for the initial Warrant and 111.22% for Second Warrant
Risk-free interest rate	1.53%	2.88%	3.99%	4.01%	4.25%
Dividend yield (per share)	-	-	-	-	-

During the year ended December 31, 2022, L1 Capital exercised 325,000 of the Initial Warrant to receive 325,000 ordinary shares  at $6.00 per share while the Company received $1,950,000 proceeds from exercise of these warrants. As of December 31, 2024 and 2023, there were 442,240 and 442,240 warrants issued and outstanding, respectively.

The movement of warrant liabilities is summarized as follows:

Balance as of January 1, 2022	$-
Issuance of Initial Warrant as of January 24, 2022	915,644
Issuance of Second Warrant as of May 23, 2022	4,833,325
50,000 warrant shares exercised on June 16, 2022	(119,343)
185,000 warrant shares exercised on August 18, 2022	(915,799)
90,000 warrant shares exercised on August 29, 2022	(445,524)
Change in fair value of warrant liabilities for the year	(2,878,660)
Balance as of December 31, 2022	1,389,643
Change in fair value of warrant liabilities for the year	(907,424)
Balance as of December 31, 2023	$482,219
Change in fair value of warrant liabilities for the year	96,709
Balance as of December 31, 2024	$578,928